Stock Dividends - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends Stock [Abstract]
Stock dividend issued percentage	0.00%	0.00%	2.50%